24. Restatement (Tables) (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
Restatement for CONSOLIDATED BALANCE SHEETS

	2011	2011	2011
	(As originally	(Restated)	(Effect of
	report)		change)
Assets	RMB’000	RMB’000	RMB’000

Current assets:
Cash and cash equivalents	38,434	38,434	-
Accounts receivable, net	190,392	187,763	(2,629)
Amounts due from owners	2	2	-
Prepayments and other current assets	84,417	76,860	(7,557)
Inventories	8,612	8,612	-

Total current assets	321,857	311,671	(10,186)

Property, plant and equipment, net	52,938	52,938	-
Intangible asset, net	2,851	2,851	-
Land use right, net	6,484	6,484	-
Deferred tax assets	3,297	3,297	-

Total assets	387,427	377,241	(10,186)

Liabilities and shareholders’ equity

Current liabilities:
Short term borrowings	41,000	41,000	-
Accounts payable	133,475	133,475	-
Other payables and accrued expenses	28,438	28,537	(99)
Other taxes payable	13,407	13,407	-
Income tax payable	5,172	6,887	(1,715)

Total current liabilities	221,492	223,306	(1,814)

Commitments and contingencies	-	-	-

Shareholders’ equity:
Share capital 61,200,000 shares issued	61,200	61,200	-
Capital reserve	55,189	43,189	12,000
PRC statutory reserves	4,272	4,272	-
Retained earnings	40,497	41,183	(686)

Equity attributable to shareholders of Zhejiang Tianlan Environmental Protection Technology Company Limited	161,158	149,844	11,314
Non-controlling interest	4,777	4,091	686

Total shareholders’ equity	165,935	153,935	12,000

Total liabilities and shareholders’ equity	387,427	377,241	10,186